PIMCO Equity Series

Supplement dated December 11, 2019 to the REALPATH® Blend Funds Prospectus

dated October 31, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend

2020 Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund,

PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO

REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund and PIMCO

REALPATH® Blend 2055 Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the Funds are jointly and primarily managed by Erin Browne, Rahul Devgon and Graham Rennison. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Erin Browne, Rahul Devgon and Graham Rennison. Ms. Browne is a Managing Director of PIMCO, and Messrs. Devgon and Rennison are Senior Vice Presidents of PIMCO. Messrs. Devgon and Rennison have jointly and primarily managed the Fund since December 2015. Ms. Browne has jointly and primarily managed the Fund since January 2019.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO REALPATH® Blend Income

PIMCO REALPATH® Blend 2020

PIMCO REALPATH® Blend 2025

PIMCO REALPATH® Blend 2030

PIMCO REALPATH® Blend 2035

PIMCO REALPATH® Blend 2040

PIMCO REALPATH® Blend 2045

PIMCO REALPATH® Blend 2050

PIMCO REALPATH® Blend 2055

	Erin Browne	1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO REALPATH® Blend Income

PIMCO REALPATH® Blend 2020

PIMCO REALPATH® Blend 2025

PIMCO REALPATH® Blend 2030

PIMCO REALPATH® Blend 2035

PIMCO REALPATH® Blend 2040

PIMCO REALPATH® Blend 2045

PIMCO REALPATH® Blend 2050

PIMCO REALPATH® Blend 2055

	Rahul Devgon	12/15

Senior Vice President, PIMCO. Mr. Devgon is a portfolio manager focusing on asset allocation strategies. Prior to joining PIMCO in 2013, Mr. Devgon was associated with Moore Capital where he traded global macro assets.

PIMCO REALPATH® Blend Income

PIMCO REALPATH® Blend 2020

PIMCO REALPATH® Blend 2025

PIMCO REALPATH® Blend 2030

PIMCO REALPATH® Blend 2035

PIMCO REALPATH® Blend 2040

PIMCO REALPATH® Blend 2045

PIMCO REALPATH® Blend 2050

PIMCO REALPATH® Blend 2055

	Graham Rennison	12/15

Senior Vice President, PIMCO. Mr. Rennison is a portfolio manager in the quantitative strategies group. He was previously a member of the client analytics group, advising clients on strategic asset allocation. Prior to joining PIMCO in 2011, Mr. Rennison was a director and head of systematic strategies research at Barclays Capital in New York and also spent five years at Lehman Brothers. He holds master’s and undergraduate degrees in mathematics from Cambridge University, England.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_121119

PIMCO Equity Series

Supplement dated December 11, 2019 to the PIMCO REALPATH® Blend 2060 Fund Prospectus

dated November 13, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO REALPATH® Blend 2060 Fund (the “Fund”)

Effective immediately, the Fund is jointly and primarily managed by Erin Browne, Rahul Devgon and Graham Rennison. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Erin Browne, Rahul Devgon and Graham Rennison. Ms. Browne is a Managing Director of PIMCO, and Messrs. Devgon and Rennison are Senior Vice Presidents of PIMCO. Ms. Browne, Mr. Devgon and Mr. Rennison will jointly and primarily manage the Fund as of its inception.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Fund—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO REALPATH® Blend 2060	Erin Browne	*

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

PIMCO REALPATH® Blend 2060	Rahul Devgon	*

Senior Vice President, PIMCO. Mr. Devgon is a portfolio manager focusing on asset allocation strategies. Prior to joining PIMCO in 2013, Mr. Devgon was associated with Moore Capital where he traded global macro assets.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO REALPATH® Blend 2060	Graham Rennison	*

Senior Vice President, PIMCO. Mr. Rennison is a portfolio manager in the quantitative strategies group. He was previously a member of the client analytics group, advising clients on strategic asset allocation. Prior to joining PIMCO in 2011, Mr. Rennison was a director and head of systematic strategies research at Barclays Capital in New York and also spent five years at Lehman Brothers. He holds master’s and undergraduate degrees in mathematics from Cambridge University, England.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_121119

PIMCO Equity Series

Supplement dated December 11, 2019 to the

Statement of Additional Information dated October 31, 2019, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend

2020 Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund,

PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO

REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH®

Blend 2055 Fund and PIMCO REALPATH® Blend 2060 Fund (each, a “Fund” and together, the

“Funds”)

Effective immediately, the Funds are jointly and primarily managed by Erin Browne, Rahul Devgon and Graham Rennison.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective December 11, 2019, the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2020 Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund and PIMCO REALPATH® Blend 2060 Fund are jointly and primarily managed by Erin Browne, Rahul Devgon and Graham Rennison.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PES_SUPP3_121119